UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  0001677368

Banco INVEX, S.A., Institutión de Banca Múltiple, INVEX Grupo Financiero as Issuer Trustee of the Irrevocable Administration and Source of Payment Trust created under the Irrevocable Administration and Source of Payment Trust Agreement No. 2711

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):                          0001679097

Central Index Key Number of underwriter (if applicable):                             N/A

Sergio Hernández, CEO (+52-55-5257-6044); Simon Morgenstern, CFO (+52-55-5257-6049)

Name and telephone number, including area code, of the person to contact in connection with this filing

Explanatory Note

Engencap Holding, S. de R. L. de C.V. obtained a report of a third party on June 9, 2016, certain portions of which constitute a third-party due diligence report related to the assets held by Banco INVEX, S.A., Institutión de Banca Múltiple, INVEX Grupo Financiero as Issuer Trustee of the Irrevocable Administration and Source of Payment Trust created under the Irrevocable Administration and Source of Payment Trust Agreement No. 2711  (the “Trust”).  However, such report was not prepared in connection with the offering of securities by the Trust and the third-party preparer has not consented to be named in this Form ABS-15G and has not provided any assistance or advice in the preparation of the offering of such securities and has not prepared the redacted form of the report attached hereto.  We are therefore furnishing the findings and conclusions of such due diligence report without identifying the third-party preparer.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

Exhibit No.	Description
Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated June 9, 2016

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Engencap Holdings, S. de R. L. de C.V		(Securitizer)

Date	June 22, 2016

/s/ Sergio Hernández		/s/ Simon Morgenstern		(Signature)
Name:	Sergio Hernández	Name:	Simon Morgenstern
Title:	CEO	Title:	CFO

INDEX OF EXHIBITS

Exhibit No.	Description
Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated June 9, 2016.